UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

October 31, 2014

1.809090.111

NFY-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount (000s)	Value (000s)
New York - 92.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peter's Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,406
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,449
5% 12/1/22	1,000	1,199
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,590
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,046
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,823
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,312
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,118
5.25% 7/1/18	1,090	1,202
5.25% 7/1/19	1,100	1,230
5.75% 7/1/39	6,500	7,205
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,268
5.75% 2/15/47	22,185	25,610
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	944
Series 2006 E, 5% 12/1/17	10,000	10,881
Series 2009 A, 5.25% 4/1/21	1,945	2,205
Series 2012 A, 5% 9/1/42	2,320	2,526
Series 2012 B:
5% 9/1/25	4,000	4,596
5% 9/1/26	10,065	11,489
5% 9/1/27	10,000	11,362
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,639
5% 7/1/25	1,000	1,164
5% 7/1/26	1,150	1,337
5% 7/1/27	1,630	1,883
5% 7/1/28	1,015	1,168
Series 2012 A, 5% 7/1/23	1,000	1,182
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	585
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	$ 10,000	$ 11,691
5% 7/1/22	5,500	6,324
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	531
5% 7/1/26	1,500	1,735
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,305
5% 7/1/22	2,000	2,321
5% 7/1/27	2,155	2,426
Series 2014 B:
5% 7/1/23	550	649
5% 7/1/27	1,000	1,148
Series 2014 C, 5% 7/1/26	3,000	3,470
New York City Gen. Oblig.:
Series 2005 A:
5% 8/1/19	845	875
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 100)	2,155	2,232
Series 2005 O:
5% 6/1/22	1,150	1,181
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,117
Series 2008 A1, 5.25% 8/15/27	15,000	17,040
Series 2008 D1, 5.125% 12/1/23	5,000	5,639
Series 2012 A1, 5% 8/1/24	2,400	2,850
Series 2012 G1, 5% 4/1/25	4,300	5,067
5% 4/1/23 (Pre-Refunded to 4/1/16 @ 100)	2,395	2,555
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,724
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,247
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,475
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,212
Series 2008 AA, 5% 6/15/27	10,000	11,007
Series 2009 A, 5.75% 6/15/40	10,025	11,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 C, 5% 6/15/44	$ 2,700	$ 3,007
Series 2009 DD, 6% 6/15/40	1,115	1,285
Series 2009 EE, 5.25% 6/15/40	8,500	9,631
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,677
Series 2009 GG, 5.25% 6/15/40	10,000	11,330
Series 2009 GG1, 5.25% 6/15/32	7,000	8,057
Series 2011 EE:
5.375% 6/15/40	2,310	2,721
5.375% 6/15/43	20,035	23,553
5.5% 6/15/43	4,375	5,174
Series 2012 BB, 5.25% 6/15/44	2,330	2,647
Series 2012 CC, 5% 6/15/45	8,000	8,850
Series 2012 FF, 5% 6/15/24	18,240	21,857
Series 2013 CC, 5% 6/15/47	23,575	26,314
Series 2014 BB, 5% 6/15/46	9,785	10,929
Series 2014 CC, 5% 6/15/47	11,200	12,629
Series 2015 AA, 5% 6/15/44	6,200	7,007
Series GG, 5% 6/15/43	2,700	2,981
5% 6/15/35	10,000	11,623
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,230
Series 2008 S1, 5% 1/15/34	10,000	10,943
Series 2009 S1:
5.5% 7/15/31	5,000	5,726
5.5% 7/15/38	2,900	3,263
5.625% 7/15/38	2,900	3,281
Series 2009 S2, 6% 7/15/38	7,500	8,717
Series 2009 S3:
5.25% 1/15/26	1,000	1,150
5.25% 1/15/39	6,100	6,875
5.375% 1/15/34	13,435	15,244
Series 2009 S4:
5.5% 1/15/34	1,000	1,142
5.5% 1/15/39	6,700	7,624
5.75% 1/15/39	2,900	3,333
Series 2009 S5, 5.25% 1/15/39	10,180	11,395
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,141
Series S1, 5% 7/15/28	9,000	10,504
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2011 D1, 5.25% 2/1/30	$ 5,435	$ 6,365
Series 2012 B, 5% 11/1/24	7,500	9,055
Series 2013 B, 5% 11/1/26	2,955	3,508
Series 2013 F:
5% 2/1/31	6,000	6,970
5% 2/1/32	5,000	5,788
Series 2013 F1, 5% 2/1/28	11,120	13,051
Series 2014 D1:
5% 2/1/27	5,000	5,989
5% 2/1/28	5,000	5,962
5% 2/1/29	7,500	8,875
5% 2/1/31	4,300	5,050
5% 2/1/32	1,515	1,773
Series A, 5% 8/1/28	3,500	4,205
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,078
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,226
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,881
Series 2012 A, 5% 5/15/23	2,400	2,901
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,700
5% 12/15/31	10,000	10,829
Series 2006 D, 5% 3/15/36	3,320	3,562
Series 2007 A:
5% 3/15/32	3,700	4,020
5% 3/15/37	1,700	1,839
Series 2008 A, 5% 3/15/24	5,000	5,635
Series 2008 B:
5.25% 3/15/38	1,500	1,693
5.75% 3/15/36	10,500	12,251
Series 2009 A:
5% 2/15/34 (Pre-Refunded to 2/15/34 @ 100)	15,500	17,519
5% 2/15/39 (Pre-Refunded to 2/15/39 @ 100)	20,355	22,695
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
5.25% 2/15/23 (Pre-Refunded to 2/15/23 @ 100)	7,935	9,235
Series 2012 A, 5% 12/15/24	10,000	12,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2012 D:
5% 2/15/24	$ 5,000	$ 5,970
5% 2/15/37	7,500	8,427
Series 2013 A, 5% 2/15/30	18,985	22,143
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830	839
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,900
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,337
5% 7/1/37	6,000	6,837
Series 2009 A:
5% 7/1/22	445	517
5% 7/1/23	1,315	1,523
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,367
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,893
5% 7/1/17	2,080	2,243
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,603
5.5% 5/15/21 (AMBAC Insured)	10,000	12,152
5.5% 5/15/28	2,700	3,484
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/16	1,130	1,215
5% 7/1/20	5,435	5,826
Series 2007 B, 5.25% 7/1/24	100	108
Series 2011 A:
5.75% 7/1/31	4,000	4,659
6% 7/1/40	4,000	4,683
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,010
Series 2008 B, 5.25% 7/1/48	8,000	8,790
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.) Series 2007 A:
5% 5/1/19	$ 2,000	$ 2,188
5% 5/1/21	1,315	1,421
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,072
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,160
5% 7/1/21	1,500	1,730
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,792
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25	25
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,428
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,097
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,332
5.5% 3/1/39	2,500	2,827
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,290
5% 7/1/39	19,005	20,398
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,994
Series 1:
4% 7/1/21	1,000	1,137
5% 7/1/21	1,000	1,199
5% 7/1/23	1,350	1,617
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,077
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,370
Series 2010 A:
5% 7/1/19	1,500	1,730
5% 7/1/21	7,000	8,150
5% 7/1/22	6,000	6,958
5% 7/1/41	12,000	13,709
Series 2011 A:
5% 5/1/18	1,000	1,124
5% 5/1/20	5,590	6,492
5% 5/1/21	3,140	3,669
5% 5/1/22	2,350	2,726
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,455
5% 10/1/20 (FSA Insured)	1,100	1,303
5% 10/1/21 (FSA Insured)	1,000	1,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2012 F: - continued
5% 10/1/23 (FSA Insured)	$ 1,000	$ 1,194
5% 10/1/24 (FSA Insured)	750	892
Series 2012:
5% 7/1/23	1,000	1,185
5% 7/1/38	1,000	1,113
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,684
5% 10/1/27 (FSA Insured)	1,000	1,196
5% 10/1/28 (FSA Insured)	1,000	1,190
Series A, 5.75% 7/1/18	2,765	3,046
5.25% 7/1/48	11,925	13,050
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	6
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,422
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	11,027
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,781
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,910
5.625% 11/15/39	6,000	6,926
Series 2009 B, 5% 11/15/34	19,560	22,113
Series 2012 A:
5% 11/15/22	2,500	3,029
5% 11/15/29	17,000	20,087
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,349
Series 2005 G, 5% 11/15/21	3,200	3,770
Series 2007 B:
5% 11/15/26	8,185	9,092
5% 11/15/28	2,235	2,473
Series 2008 A, 5.25% 11/15/36	15,000	16,546
Series 2008 B2:
5% 11/15/22	4,000	4,797
5% 11/15/23	5,910	7,074
Series 2008 C, 6.5% 11/15/28	9,670	11,705
Series 2011 A:
5% 11/15/18	1,000	1,155
5% 11/15/22	1,500	1,786
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2011 D:
5% 11/15/20	$ 2,000	$ 2,383
5% 11/15/24	6,590	7,781
5% 11/15/25	5,000	5,868
Series 2012 D, 5% 11/15/25	20,000	23,760
Series 2012 E, 5% 11/15/20	3,165	3,771
Series 2012 F:
5% 11/15/21	1,500	1,803
5% 11/15/22	5,000	5,997
5% 11/15/23	7,000	8,378
Series 2012 H:
5% 11/15/24	3,290	3,922
5% 11/15/33	3,505	4,004
5% 11/15/42	4,750	5,305
Series 2013 A, 5% 11/15/43	3,250	3,584
Series 2013 E, 5% 11/15/43	15,375	17,034
Series 2014 A1:
5% 11/15/23	2,300	2,804
5% 11/15/44	8,000	8,857
Series 2014 B, 5.25% 11/15/44	6,300	7,159
5.5% 11/15/18	2,000	2,178
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	22,039
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,897
New York Thruway Auth. Gen. Rev.:
Series 2007 H:
5% 1/1/21	5,755	6,457
5% 1/1/25	13,000	14,478
5% 1/1/26	4,000	4,442
Series 2013 A, 5% 5/1/19	13,600	15,742
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,486
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,701
5.25% 3/15/25	8,000	8,988
5.25% 3/15/26	12,080	13,554
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2011 A2:
5% 4/1/21	$ 2,385	$ 2,851
5% 4/1/23	6,000	7,117
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,209
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,858
5% 1/1/24 (FSA Insured)	5,975	6,644
Series 2013 C, 5% 3/15/30	4,540	5,302
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	99
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,036
7.5% 3/1/17 (Escrowed to Maturity)	100	116
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,220
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,020
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,539
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (a)	10,150	11,951
5% 9/1/28 (a)	7,350	8,565
Rockland County Gen. Oblig. Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,452
5% 3/1/21 (FSA Insured)	3,000	3,474
5% 3/1/22 (FSA Insured)	4,000	4,680
5% 3/1/23 (FSA Insured)	2,500	2,946
5% 3/1/24 (FSA Insured)	1,600	1,900
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	713
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,036
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,165
5% 7/1/26	1,280	1,480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	$ 6,250	$ 6,914
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,837
5.25% 11/15/38	14,500	16,319
Series 2006 A, 5% 11/15/31	965	1,042
Series 2012 B:
0% 11/15/27	2,500	1,618
0% 11/15/28	2,500	1,552
Series 2013 A:
5% 11/15/23	1,785	2,164
5% 11/15/24	4,000	4,811
Series 2013 C:
5% 11/15/26	5,475	6,539
5% 11/15/27	5,660	6,726
5% 11/15/28	5,935	7,023
5% 11/15/29	6,340	7,476
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,473
5.125% 9/1/40	8,055	8,836
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,287
6% 6/1/41	5,000	5,557
		1,659,351
New York And New Jersey - 4.0%
Port Auth. of New York & New Jersey:
141st Series:
5% 9/1/18 (a)	6,045	6,279
5% 9/1/21 (CIFG North America Insured) (a)	4,600	4,777
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,000	5,487
163rd Series, 5% 7/15/35	25,000	28,741
166th Series, 5% 1/15/41	5,400	6,019
185th Series, 5% 9/1/27 (a)	6,200	7,259
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
85th Series, 5.375% 3/1/28	$ 6,280	$ 7,831
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,000	5,274
		71,667
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,308
5% 10/1/17	2,750	3,034
		7,342
TOTAL MUNICIPAL BONDS (Cost $1,621,095)		1,738,360
Municipal Notes - 0.3%

New York - 0.3%
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15 (Cost $5,771)	5,750	5,780
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $1,626,866)		1,744,140
NET OTHER ASSETS (LIABILITIES) - 3.1%		56,681
NET ASSETS - 100%		$ 1,800,821
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,626,784,000. Net unrealized appreciation aggregated $117,356,000, of which $117,939,000 related to appreciated investment securities and $583,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014